                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one): [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Claymore Advisors, LLC
Address: 2455 Corporate West Drive
         Lisle, IL 60532

Form 13F File Number: 28-11097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements and schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anne S. Kochevar
Title:   Chief Compliance Officer
Phone:   630-505-3700


/s/ Anne S. Kochevar              Lisle, Illinois              February 16, 2005
--------------------              ---------------              -----------------
     [Signature]                   [City, State]                     [Date]

The corrections made by this amendment pertain to the Summary Page and Information Table:

     . On the Summary Page, in connection with the List of Other Included Managers, the column headings and list of entries has been omitted and the word "NONE" has been entered under the title.

     . In the Information Table, all entries in the Amount & Type of Security (SH (Shares) or PRN (Principal Account)) column (column 5) have been changed from "EQUITY SHARES" to "SH".

     . In the Information Table, all entries in the Investment Discretion column (column 6) have been changed from "YES" to "SOLE".

     . In the Information Table, all entries in the Other Managers column (column 7) have been deleted.

     . In the Information Table, all entries in the Voting Authority (None) column (column 8) have been changed from "X" to the appropriate number of shares listed in the Amount & Type of Security (Shares or Principal Amount) column (column 5)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
--------------------       ----
28-06700                   Dreman Value Management, LLC
28-04041                   Thompson, Siegel & Walmsley, Inc.
28-10986                   Madison Asset Management, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     27

Form 13F Information Value Total:           8911.23 (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F - INFORMATION TABLE

                                                    Market Value                                                Investment    Other
Name of Issuer        Title of Class  CUSIP Number    (x$1,000)             Amount & Type of Security           Discretion  Managers
--------------        --------------  ------------  ------------  --------------------------------------------  ----------  --------
                                                                                       SH(Shares) or               Sole,
                                                                  Shares or Principal  PRN(Principal            Defined or
                                                                       Amount             Account)    Put/Call     Other
                                                                  -------------------  -------------  --------  ----------
Adobe Sys. Inc.             COM         00724F101       329.70            5,255              SH                    Sole
Apache Corp.                COM         037411105       252.85            5,000              SH                    Sole
Burlington Res. Inc.        COM         122014103       311.89            7,170              SH                    Sole
Cooper Inds. Ltd.           CLA         G24182100       256.28            3,775              SH                    Sole
Eagle Materials Inc.        COM         26969P108       334.61            3,875              SH                    Sole
Fisher Scientific
   Intl. Inc.             COM NEW       338032204       229.56            4,880              SH                    Sole
Florida Rock
   Inds. Inc.               COM         341140101       332.47            5,585              SH                    Sole
Fortune Brands Inc.         COM         349631101       376.64            4,113              SH                    Sole
Four Seasons
   Hotels Inc.          LTD VTG SH      35100E104       336.40            3,680              SH                    Sole
General Dynamics
   Corp.                    COM         369550108       265.16            2,535              SH                    Sole
Kmart Hldgs. Corp.          COM         498780105       478.42            4,835              SH                    Sole
L-3 Communications
   Hldgs. Inc.              COM         502424104       298.82            4,080              SH                    Sole
MGM Mirage                  COM         552953101       456.44            6,275              SH                    Sole
Nucor Corp.                 COM         670346105       354.86            6,780              SH                    Sole
Oshkosh Truck Corp.         COM         688239201       315.23            4,610              SH                    Sole
Pentair Inc.                COM         709631105       314.28            7,275              SH                    Sole
Polo Ralph Lauren
   Corp.                    CLA         731572103       279.03            7,215              SH                    Sole
Progressive Corp.
   Ohio                     COM         743315103       617.21            2,170              SH                    Sole
Qualcomm Inc.               COM         747525103        92.01            6,550              SH                    Sole
Rockwell Automation
   Inc.                     COM         773903109       292.59            5,905              SH                    Sole
Stancorp Finl. Group
   Inc.                     COM         852891100       304.84            3,695              SH                    Sole
Symantec Corp.              COM         871503108       260.56           10,115              SH                    Sole
Toro Co.                    COM         891092108       717.91            5,610              SH                    Sole
Trimble Navigation
   Ltd.                     COM         896239100       185.35            8,825              SH                    Sole
United Defense Inds.
   Inc.                     COM         91018B104       287.28            6,080              SH                    Sole
United Technologies
   Corp.                    COM         913017109       278.53            2,695              SH                    Sole
XM Satellite Radio
   Hldgs. Inc.              CLA         983759101       352.31            9,365              SH                    Sole
                                                      --------
                                          TOTAL       8,911.23
                                                      --------

Name of Issuer          Voting Authority
--------------        --------------------


                      Sole  Shared   None
                      ----  ------  ------
Adobe Sys. Inc.                      5,255
Apache Corp.                         5,000
Burlington Res. Inc.                 7,170
Cooper Inds. Ltd.                    3,775
Eagle Materials Inc.                 3,875
Fisher Scientific
   Intl. Inc.                        4,880
Florida Rock
   Inds. Inc.                        5,585
Fortune Brands Inc.                  4,113
Four Seasons
   Hotels Inc.                       3,680
General Dynamics
   Corp.                             2,535
Kmart Hldgs. Corp.                   4,835
L-3 Communications
   Hldgs. Inc.                       4,080
MGM Mirage                           6,275
Nucor Corp.                          6,780
Oshkosh Truck Corp.                  4,610
Pentair Inc.                         7,275
Polo Ralph Lauren
   Corp.                             7,215
Progressive Corp.
   Ohio                              2,170
Qualcomm Inc.                        6,550
Rockwell Automation
   Inc.                              5,905
Stancorp Finl. Group
   Inc.                              3,695
Symantec Corp.                      10,115
Toro Co.                             5,610
Trimble Navigation
   Ltd.                              8,825
United Defense Inds.
   Inc.                              6,080
United Technologies
   Corp.                             2,695
XM Satellite Radio
   Hldgs. Inc.                       9,365